As filed with the Securities and Exchange Commission on December 14, 2011

1933 Act Registration No. 333-175116

1940 Act Registration No. 811-22574

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3	☒

(Check appropriate box or boxes.)

WHITEBOX MUTUAL FUNDS

(Exact name of Registrant as Specified in Charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (612) 253-6001

Mark M. Strefling

General Counsel and

Chief Legal Officer

Whitebox Advisors, LLC

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and Address of Agent of Service)

Copies to:

Matthew L. Thompson, Esq. Faegre & Benson LLP 90 South 7th Street, Suite 2200 Minneapolis, MN 55402	Richard L. Teigen, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Minneapolis, and State of Minnesota, on December 14, 2011.

WHITEBOX MUTUAL FUNDS (Registrant)

By:	/s/ Mark M. Strefling
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark M. Strefling Mark M. Strefling	President and Trustee	December 14, 2011

/s/ Joseph M. Barsky III Joseph M. Barsky III*	Trustee	December 14, 2011

/s/ Timothy J. Healy Timothy J. Healy*	Trustee	December 14, 2011

/s/ Lee Lieberman Otis Lee Lieberman Otis*	Trustee	December 14, 2011

/s/ Clint B. Semm Clint B. Semm	Treasurer	December 14, 2011

*	Signature affixed by Mark M. Strefling pursuant to a power of attorney dated June 23, 2011.

WHITEBOX MUTUAL FUNDS

Exhibit Index

Exhibit Number and Description:

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase